December 16, 2024

VIA EDGAR SYSTEM

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Parnassus Income Funds

 File Nos. 033-36065 and 811-06673

 Rule 497(j) Certification

Ladies & Gentlemen:

The undersigned officer of Parnassus Income Funds (the “Registrant”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended (the “1933 Act”):

1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the 1933 Act, would not have differed from that contained in Post-Effective Amendment No. 53 to the Form N-1A registration statement under the 1933 Act filed by the Registrant on December 11, 2024, which became effective on December 11, 2024, and is the most recent amendment to such registration statement; and

2. that the text of Post-Effective Amendment No. 53 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on December 11, 2024.

Very truly yours,

PARNASSUS INCOME FUNDS

By:	/s/ John V. Skidmore II
John V. Skidmore II
Chief Compliance Officer